Other financial assets	12 Months Ended
Dec. 31, 2025
Other Financial Assets
Other financial assets

12.	Other financial assets

	2025	2024

Other financial assets	514,109	550,669

C6 Bank Subscription right (i)	-	162,958

5G Fund (ii)	338,792	212,394
Subscription right (iii)	175,317	175,317

Non-current portion	514,109	550,669

They are recognized at fair value on the date of acquisition or issue. Such financial assets are subsequently measured at fair value through profit or loss. Changes arising from the fair value measurement, where applicable, shall be recognized in the statement of income, when incurred, as financial income (loss).

(i) In March 2025, the approval of the Cayman Islands was obtained from Monetary Authority (CIMA) for the Agreement signed on February 11, 2025, between the Company and Banco C6 was signed. Its purpose was to terminate the partnership between the parties and extinguish all ongoing disputes, including four arbitration proceedings. The Agreement includes the full transfer of the Company’s interest, including all shares and outstanding subscription warrants held by TIM. With the formalization of the Agreement, in the first quarter of 2025, the subscription warrant was fully written off in exchange for amounts receivable that were fully settled in December 2025.

(ii) The Company has invested approximately R$ 339 million on December 31, 2025 (R$ 212 million in 2024) in the Investment fund focused on 5G solutions “Upload Ventures Growth” (“5G Fund”), reinforcing its commitment to boosting the development of solutions based on 5G technology.

Out of this total amount, on January 16, 2025, the Company made contributions in dollars of approximately R$ 85 million (R$ 185 million until 2024) to the 5G Fund.

(iii) In April 2022, the Company entered into a partnership with EXA Serviços de Tecnologia (“EXA”) to provide digital services and entertainment to TIM’s customer base. This partnership also provided for commission payments by EXA to TIM as a result of TIM’s customers that acquire services from this partnership, as well as TIM’s right to subscribe to shares upon payment of a consideration.

At the end of 2024, the contract with the new partnership terms was completed and TIM acquired the right to subscribe for 27% of EXA’s shares for a consideration of R$ 174 million. The value of the financial asset was recorded at fair value for R$ 175 million and accounts for 27% of the fair value of TIM’s right to participate in EXA. This right may be exercised within the next 12 months, upon the exercise conditions and corporate approval have been met.

As of December 31, 2025 and 2024, the financial assets related to the 5G Fund and the subscription bonus were measured in accordance with applicable accounting practices, including fair value measurement.